Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0002091017
Registrant Name	Sunshine Silver Mining & Refining Company
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A